Property and Equipment	12 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 2 – Property and Equipment

Property and equipment are comprised of the following at:

	2020	2019
Vehicles	$ 115,135	$ 74,755
Equipment	6,097	5,000
Furniture and fixtures	24,335	12,598
	145,567	92,353
Accumulated depreciation	(93,518)	(65,588)

Property and equipment, net	$ 52,049	$ 26,765

As disclosed in Note 12, the net assets of the Entertainment segment were sold on February 6, 2019.